Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jul. 31, 2017
Registrant Name	Dreyfus Investment Grade Funds, Inc.
Central Index Key	0000889169
Amendment Flag	false
Document Creation Date	May 18, 2018
Document Effective Date	May 18, 2018
Prospectus Date	Dec. 01, 2017
Class A, C, I, Y, Prospectus | Dreyfus Intermediate Term Income Fund | Class A
Prospectus:
Trading Symbol	DRITX
Class A, C, I, Y, Prospectus | Dreyfus Intermediate Term Income Fund | Class I
Prospectus:
Trading Symbol	DITIX
Class A, C, I, Y, Prospectus | Dreyfus Intermediate Term Income Fund | Class C
Prospectus:
Trading Symbol	DTECX
Class A, C, I, Y, Prospectus | Dreyfus Intermediate Term Income Fund | Class Y
Prospectus:
Trading Symbol	DITYX